Dechert LLP

One International Place

40th Floor

100 Oliver Street

Boston, MA 02110-2605

+1 617 728 7100 Main

+1 617 426 6567 Fax

Antonio G. Fraone

Associate

antonio.fraone@dechert.com

+1 617 728 7141 Direct

+1 617 426 6567 Fax

January 2, 2026

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 945 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectus and Statement of Additional Information for the Goldman Sachs Global Managed Beta Fund, a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on December 29, 2025.

No fee is required in connection with this filing. Please direct any questions to the undersigned at 617-728-7141.

Sincerely,

/s/ Antonio G. Fraone
Antonio G. Fraone